UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

  /s/ Lloyd Mandell     Greenwich, CT     August 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $73,354 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103     2843   105900 SH       SOLE                   105900        0        0
AMEDISYS INC                   COM              023436108     1495    34000 SH       SOLE                    34000        0        0
AMERIGROUP CORP                COM              03073T102     1533    47200 SH       SOLE                    47200        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1645    51800 SH       SOLE                    51800        0        0
APOLLO GROUP INC               CL A             037604105     1359    32000 SH       SOLE                    32000        0        0
APPLE INC                      COM              037833100     2390     9500 SH       SOLE                     9500        0        0
BELO CORP                      COM SER A        080555105     3468   609430 SH       SOLE                   609430        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1083    45100 SH       SOLE                    45100        0        0
CAREER EDUCATION CORP          COM              141665109     2040    88600 SH       SOLE                    88600        0        0
CBS CORP NEW                   CL B             124857202     3143   243100 SH       SOLE                   243100        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108      690    20400 SH       SOLE                    20400        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1984   201400 SH       SOLE                   201400        0        0
CVS CAREMARK CORPORATION       COM              126650100     1275    43500 SH       SOLE                    43500        0        0
DG FASTCHANNEL INC             COM              23326R109     3333   102300 SH       SOLE                   102300        0        0
EXPRESS SCRIPTS INC            COM              302182100     1523    32400 SH       SOLE                    32400        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     1923    71700 SH       SOLE                    71700        0        0
FINISH LINE INC                CL A             317923100     2201   158000 SH       SOLE                   158000        0        0
GOOGLE INC                     CL A             38259P508     2002     4500 SH       SOLE                     4500        0        0
HEWLETT PACKARD CO             COM              428236103     1787    41300 SH       SOLE                    41300        0        0
HUMANA INC                     COM              444859102     2895    63400 SH       SOLE                    63400        0        0
INFOGROUP INC                  COM              45670G108      894   112000 SH       SOLE                   112000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     5579    67200 SH       SOLE                    67200        0        0
LIN TV CORP                    CL A             532774106      399    73816 SH       SOLE                    73816        0        0
LINCOLN EDL SVCS CORP          COM              533535100     1380    67000 SH       SOLE                    67000        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100     1051    53448 SH       SOLE                    53448        0        0
MCKESSON CORP                  COM              58155Q103     2633    39200 SH       SOLE                    39200        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1559    28300 SH       SOLE                    28300        0        0
MEREDITH CORP                  COM              589433101     4030   129455 SH       SOLE                   129455        0        0
RUBY TUESDAY INC               COM              781182100     1174   138100 SH       SOLE                   138100        0        0
TENET HEALTHCARE CORP          COM              88033G100     3483   802500 SH       SOLE                   802500        0        0
TIME WARNER CABLE INC          COM              88732J207     1510    29000 SH       SOLE                    29000        0        0
TIME WARNER INC                COM NEW          887317303     2561    88600 SH       SOLE                    88600        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100      759    19900 SH       SOLE                    19900        0        0
VALUECLICK INC                 COM              92046N102     1114   104200 SH       SOLE                   104200        0        0
VIACOM INC NEW                 CL B             92553P201     2456    78300 SH       SOLE                    78300        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     2160    91000 SH       SOLE                    91000        0        0